Stock-Based Compensation - Summary of Company's stock option activity (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Line Items]
Number of Options, Beginning Balance	95,062,546	100,272,113	100,272,113	90,871,879
Number of Options, Granted	5,382,161		43,241,076	17,023,367
Number of Options, Exercised	4,181,710		5,223,413	1,681,366
Number of Options, Forfeited/Cancelled	5,110,282		43,227,230	5,941,767
Number of Options, Ending Balance	91,152,715		95,062,546	100,272,113	90,871,879
Number of Options, Exercisable	78,893,291		77,771,189	52,854,866
Number of Options, Exercisable and Expected to Vest	91,152,715		95,062,546
Weighted Avg Exercise Price, Beginning Balance	$ 0.21	$ 0.15	$ 0.15	$ 0.13
Weighted Avg Exercise Price, Granted	0.58		0.31	0.27
Weighted Avg Exercise Price, Exercised	0.2		0.2	0.12
Weighted Avg Exercise Price, Forfeited/Cancelled	0.26		0.18	0.15
Weighted Avg Exercise Price, Ending Balance	0.23		0.21	0.15	$ 0.13
Weighted Avg Exercise Price, Exercisable	0.2		0.2	$ 0.12
Weighted Avg Exercise Price, Exercisable and Expected to Vest	$ 0.23		$ 0.21
Weighted Avg Remaining Contractual Life	6 years 9 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days	7 years 9 months 18 days	8 years 6 months
Weighted Avg Remaining Contractual Life, Exercisable	6 years		5 years 9 months 18 days	7 years 2 months 12 days
Weighted Avg Remaining Contractual Life, Exercisable and Expected to Vest	6 years 9 months 18 days		7 years 2 months 12 days
Aggregate Intrinsic Value, Beginning Balance	$ 35,180	$ 15,891	$ 15,891	$ 9,315
Aggregate Intrinsic Value, Ending Balance	186,907		35,180	15,891	$ 9,315
Aggregate Intrinsic Value, Exercised	163,754		29,566	$ 9,866
Aggregate Intrinsic Value, Exercisable and Expected to Vest	$ 186,907		$ 35,180